Components of Income Tax (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Tax Disclosure [Abstract]
Current income tax	$ 474,192	2,942,173	2,006,980	1,888,378
Income tax refund due to reduced tax rate	(2,829)	(17,553)	(508,686)	(255,189)
Adjustments of deferred tax assets due to reduced tax rates	4,536	28,146	21,573	0
Deferred income tax (benefit) expense	(116,300)	(721,594)	309,063	(59,030)
Taxation for the year	$ 359,599	2,231,172	1,828,930	1,574,159